Submission	Jul. 30, 2026
Submission [Line Items]
Central Index Key	0002093364
Registrant Name	Ardian Access Secondary Infrastructure Fund LLC
Registration File Number	333-291240
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES